Consolidated Statements of Changes in Shareholders' Equity - CAD ($) $ in Thousands	Share Capital LYF	Share Capital GR	Share Capital CS	Share Capital	Reserves	Obligation to issue shares	Accumulated other comprehensive income [member]	Retained earnings [member]	LYF	GR	CS	Total
Balance at the beginning at Nov. 30, 2019				$ 153,826	$ 12,590	$ 2,375		$ (36,057)				$ 132,734
Balance at the beginning (in shares) at Nov. 30, 2019				41,834,698
Shares issued for exercise of warrants				$ 851	(333)							518
Shares issued for exercise of warrants (in shares)				58,475
Shares issued for exercise of options				$ 644	(316)							328
Shares issued for exercise of options (in shares)				145,550
Equity settled share-based payments				$ 328	(589)							$ (261)
Equity settled share-based payments (in shares)				56,727								113,452
Shares issued for SoRSE agreement				$ 5,070								$ 5,070
Shares issued for SoRSE agreement (in shares)				576,811
Share-based payments				$ 1,920	8,299	(442)						9,777
Share-based payments (in shares)				400,000
Shares cancelled - normal course issuer bid (Note 18(m))				$ (54)				(44)				(98)
Shares cancelled - normal course issuer bid (Note 18(m)) (in shares)				(14,533)
Loss for the year								(20,682)				(20,682)
Balance at the end at Nov. 30, 2020				$ 162,585	19,651	1,933		(56,783)				127,386
Balance at the end (in shares) at Nov. 30, 2020				43,057,728
Exercise of RSUs				$ 476	(907)							(431)
Exercise of RSUs				111,030
Shares issued for exercise of warrants				$ 21	(2)							19
Shares issued for exercise of warrants (in shares)				2,000
Shares issued for exercise of options				$ 4,085	(1,943)							2,142
Shares issued for exercise of options (in shares)				401,678
Units issued through bought deal financing				$ 81,354	4,345							85,699
Units issued through bought deal financing (in shares)				11,101,433
Share-based payments				$ 779	3,978	(470)						4,287
Share-based payments (in shares)				171,667
Shares issued for acquisition	$ 16,214	$ 40,662	$ 35,760						$ 16,214	$ 40,662
Shares issued for acquisition (in shares)	3,106,032	4,094,726	5,786,360								35,760,000
Share issuance costs			$ (62)	$ (5,839)								(5,839)
Share consolidation adjustment				(110)
Foreign currency translation income, net of tax							$ 2,573					2,573
Loss for the year								(49,034)				(49,034)
Balance at the end at Nov. 30, 2021				$ 336,097	$ 25,122	$ 1,463	$ 2,573	$ (105,817)				$ 259,438
Balance at the end (in shares) at Nov. 30, 2021				67,832,544